Note 4 - Investment and Equity Securities	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
4.	INVESTMENT AND EQUITY SECURITIES

The amortized cost, gross gains and losses and fair values of securities available for sale are as follows:

	December 31, 2021
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

Subordinated debt	$32,300	$356	$(119)	$32,537
Obligations of states and political subdivisions:
Taxable	500	2	-	502
Tax-exempt	122,877	4,307	(341)	126,843
Mortgage-backed securities in government-sponsored entities	10,140	257	(80)	10,317
Total	$165,817	$4,922	$(540)	$170,199

	December 31, 2020
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

Subordinated debt	$21,050	$254	$(7)	$21,297
Obligations of states and political subdivisions:
Taxable	500	2	-	502
Tax-exempt	73,157	4,643	-	77,800
Mortgage-backed securities in government-sponsored entities	14,230	536	(5)	14,761
Total	$108,937	$5,435	$(12)	$114,360

Equity securities totaled $818,000 and $609,000 on December 31, 2021, and 2020, respectively, which incorporates a recognized net gain (loss) on equity investments of $209,000 and ($101,000) for the years ended December 31, 2021, and 2020, respectively. No net gains on sold equity securities were realized from sales during these periods.

The amortized cost and fair value of debt securities on December 31, 2021, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
(Dollar amounts in thousands)	Cost	Value

Due in one year or less	$-	$-
Due after one year through five years	1,715	1,726
Due after five years through ten years	40,962	41,427
Due after ten years	123,140	127,046

Total	$165,817	$170,199

Investment securities with an approximate carrying value of $77.1 million and $71.1 million on December 31, 2021, and 2020, respectively, were pledged to secure deposits and other purposes as required by law.

There were no securities sold during the year ended December 31, 2021, or 2020.

The following tables show the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position.

	December 31, 2021
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

Subordinated debt	$9,150	$(100)	$731	$(19)	$9,881	$(119)
Obligations of states and political subdivisions
Tax-exempt	24,273	(341)	-	-	24,273	(341)
Mortgage-backed securities in government-sponsored entities	$-	$-	$1,980	$(80)	$1,980	$(80)
Total	$33,423	$(441)	$2,711	$(99)	$36,134	$(540)

	December 31, 2020
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

Subordinated debt	$4,243	$(7)	$-	$-	$4,243	$(7)
Mortgage-backed securities in government-sponsored entities	2,748	(5)	-	-	2,748	(5)
Total	$6,991	$(12)	$-	$-	$6,991	$(12)

Every quarter, the Company assesses whether there have been any events or economic circumstances indicating that a security with an unrealized loss has suffered other-than-temporary impairment (“OTTI”). A debt security is considered impaired if the fair value is less than its amortized cost basis at the reporting date. The accounting literature requires the Company to assess whether the unrealized loss is other-than-temporary. For equity securities where the fair value has been significantly below cost for one year, the Company’s policy recognizes an impairment loss unless sufficient evidence is available that the decline is not other-than-temporary and a recovery period can be predicted.

The Company has asserted that on December 31, 2021, and 2020, the declines outlined in the above table represent temporary declines and the Company does not intend to sell and does not believe it will be required to sell these securities before recovery of their cost basis, which may be at maturity. The Company has concluded that any impairment of its investment securities portfolio outlined in the above table is not other-than-temporary and results from interest rate changes, sector credit rating changes, or company-specific rating changes that are not expected to result in the non-collection of principal and interest during the period.

Debt securities issued by U.S. government agencies, U.S. government-sponsored enterprises, and state and political subdivisions accounted for 80.9% of the total available-for-sale portfolio as of December 31, 2021. No credit losses are expected, given the explicit and implicit guarantees provided by the U.S. federal government and the lack of significant unrealized loss positions within the obligations of state and political subdivisions security portfolio. The Company evaluates credit losses quarterly. The Company considered the following factors in determining whether a credit loss exists and the period over which the debt security is expected to recover:

●	The length of time and the extent to which the fair value has been less than the amortized cost basis.

●	Changes in the near-term prospects of the underlying collateral of a security such as changes in default rates, loss severity given default and significant changes in prepayment assumptions.

●	The level of cash flows generated from the underlying collateral supporting the principal and interest payments of the debt securities.

●

Any adverse change to the credit conditions and liquidity of the issuer, taking into consideration the latest information available about the overall financial condition of the issuer, credit ratings, recent legislation, and government actions affecting the issuer’s industry and actions taken by the issuer to deal with the present economic climate.